Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Ordinary Shares, par value (in Dollars per share)	$ 0.00166667	$ 0.00166667
Ordinary Shares, shares authorized	300,000,000	300,000,000
Ordinary Shares, shares issued	56,794,773	45,777,318
Ordinary Shares, shares outstanding	56,794,773	45,777,318